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METROPOLITAN LIFE INSURANCE COMPANY
200 PARK AVENUE
NEW YORK, NEW YORK 10166

May 1, 2009

VIA EDGAR TRANSMISSION
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Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

    Re:  Metropolitan Life Insurance Company
         The New England Variable Account
         File Nos. 333-11131/811-05338
         (Zenith Accumulator)
         Rule 497(j) Certification
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Commissioners:

On behalf of Metropolitan Life Insurance Company (the "Company") and The New England Variable Account (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of the two Prospectus Supplements, each dated May 1, 2009 to the April 30, 1999 Prospectus (as supplemented) and the Statement of Additional Information dated May 1, 2009 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph
(c) of Rule 497 does not differ from the two Prospectus Supplements and Statement of Additional Information contained in Post-Effective Amendment
No. 17 for the Account filed electronically with the Commission on April 20, 2009.

If you have any questions, please contact me at (617) 578-3514.

Sincerely,


/s/ Michele H. Abate
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Michele H. Abate
Assistant General Counsel
Metropolitan Life Insurance Company